November 30, 2012

VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, NE
Judiciary Plaza
Washington, DC 20549

Attention: Division of Investment Management

RE: BlackRock Funds II – BlackRock Global Dividend Income Portfolio
Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A
(Securities Act File No. 333-142592, Investment Company Act File No. 811-22061)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Funds II (the “Fund”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information for BlackRock Global Dividend Income Portfolio that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 86 to the Fund’s Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 86 to the Fund’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 27, 2012.

Sincerely,

Blackrock Funds II

/s/ Ben Archibald

Ben Archibald
Secretary of the Fund